Financial Instruments - Assets Measured At Fair value On Non-recurring Basis (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2016 USD ($) item	Dec. 30, 2018 USD ($)
Nonfinancial items measured at fair value on a non-recurring
Impairment loss of vessels held and used	$ 210,715	$ 415,118
Vessels
Nonfinancial items measured at fair value on a non-recurring
Impairment loss of vessels held and used	$ 210,700	$ 415,100
Number of vessels on which impairment loss is recorded | item	10	25
Book Value | Vessels
Nonfinancial items measured at fair value on a non-recurring
Fixed assets, net	$ 126,700		$ 337,400
Non-recurring basis | Level II
Nonfinancial items measured at fair value on a non-recurring
Fixed assets, net	126,700
Non-recurring basis | Fair Value
Nonfinancial items measured at fair value on a non-recurring
Fixed assets, net	$ 126,700